UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Total operating revenues	$ 75,818	$ 108,232	$ 223,089	$ 266,647
Vessel operating expenses	(14,740)	(16,372)	(46,463)	(49,378)
Voyage and commission expenses	(1,685)	(2,312)	(5,164)	(7,241)
Administrative expenses	(3,110)	(2,944)	(10,227)	(10,140)
Depreciation and amortization	(20,380)	(24,593)	(63,188)	(75,171)
Total operating expenses	(39,915)	(46,221)	(125,042)	(141,930)
Operating income	35,903	62,011	98,047	124,717
Other non-operating income	0	0	4,195	236
Financial income/(expense)
Interest income	4,990	1,177	8,474	7,959
Interest expense	(19,764)	(20,062)	(61,236)	(59,679)
(Losses)/gains on derivative instruments	(9,937)	11,338	(48,406)	34,274
Other financial items, net	541	(545)	757	(1,115)
Net financial expenses	(24,170)	(8,092)	(100,411)	(18,561)
Income before tax, equity in net earnings of affiliate and non-controlling interests	11,733	53,919	1,831	106,392
Tax	(4,817)	(4,512)	(15,032)	(12,938)
Equity in net earnings/(loss) of affiliate	1,181	(71)	2,773	(71)
Net income/(loss)	8,097	49,336	(10,428)	93,383
Net income attributable to non-controlling interests	(173)	(372)	(2,162)	(1,224)
Net income/(loss) attributable to Golar LNG Partners LP Owners	7,924	48,964	(12,590)	92,159
General partner interest in net income/(loss)	97	920	(434)	1,664
Preferred unitholders’ interest in net income	3,019	3,019	9,057	9,023
Common unitholders’ interest in net income/(loss)	$ 4,808	$ 45,025	$ (21,213)	$ 81,472
Earnings/(loss) per unit
Cash distributions declared and paid per unit in the period (in dollars per share)	$ 0.40	$ 0.58	$ 1.21	$ 1.73
Common Units
Financial income/(expense)
Net income/(loss) attributable to Golar LNG Partners LP Owners	$ 4,808	$ 45,025	$ (21,213)	$ 81,472
Earnings/(loss) per unit
Common unit (basic) (in dollars per share)	$ 0.07	$ 0.64	$ (0.31)	$ 1.16
Common unit (diluted) (in dollars per share)	$ 0.07	$ 0.64	$ (0.31)	$ 1.16